Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000094853 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000094853 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000094853 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000094853 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094853 | B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094853 | BB
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000094853 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000094853 | A
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000094853 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000094853 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094853 | Food & Beverage
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000094853 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094853 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094853 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094853 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094853 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094853 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094853 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000094853 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094853 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000094853 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000094853 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000094853 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000094854 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000094854 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000094854 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000094854 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094854 | B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094854 | BB
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000094854 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000094854 | A
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000094854 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000094854 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094854 | Food & Beverage
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000094854 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094854 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094854 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094854 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094854 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094854 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094854 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000094854 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094854 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000094854 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000094854 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000094854 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000190722 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000190722 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000190722 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000190722 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190722 | B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000190722 | BB
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000190722 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000190722 | A
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000190722 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000190722 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000190722 | Food & Beverage
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000190722 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190722 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190722 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190722 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190722 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190722 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000190722 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000190722 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190722 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000190722 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000190722 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000190722 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000094855 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000094855 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000094855 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000094855 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094855 | B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094855 | BB
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000094855 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000094855 | A
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000094855 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000094855 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094855 | Food & Beverage
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000094855 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094855 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094855 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094855 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094855 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094855 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094855 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000094855 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094855 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000094855 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000094855 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000094855 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000021802 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021802 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021802 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021802 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021802 | Phillips 66FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021802 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021802 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021802 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021802 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021802 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021802 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000021802 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021802 | SectorHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021802 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021802 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021802 | SectorConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021802 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021802 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021802 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021802 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021802 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021802 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000021804 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021804 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021804 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021804 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021804 | Phillips 66FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021804 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021804 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021804 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021804 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021804 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021804 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000021804 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021804 | SectorHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021804 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021804 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021804 | SectorConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021804 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021804 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021804 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021804 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021804 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021804 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000190720 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000190720 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000190720 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190720 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190720 | Phillips 66FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190720 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190720 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190720 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190720 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190720 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190720 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000190720 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000190720 | SectorHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190720 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000190720 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000190720 | SectorConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000190720 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000190720 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000190720 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000190720 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000190720 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000190720 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000021805 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021805 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021805 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021805 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021805 | Phillips 66FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021805 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021805 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021805 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021805 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021805 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021805 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000021805 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021805 | SectorHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021805 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021805 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021805 | SectorConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021805 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021805 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021805 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021805 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021805 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021805 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000069913 | Coherent Corp.FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000069913 | Hubbell, Inc.FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069913 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069913 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069913 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069913 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069913 | Reinsurance Group of America, Inc.FR_759351604
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069913 | Embraer SA, ADRFR_29082A107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069913 | Performance Food Group Co.FR_71377A103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069913 | Zions Bancorp NAFR_989701107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069913 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000069913 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000069913 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000069913 | SectorProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069913 | SectorMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069913 | SectorElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069913 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069913 | SectorConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069913 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069913 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069913 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000069913 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000069913 | SectorElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000069914 | Coherent Corp.FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000069914 | Hubbell, Inc.FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069914 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069914 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069914 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069914 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069914 | Reinsurance Group of America, Inc.FR_759351604
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069914 | Embraer SA, ADRFR_29082A107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069914 | Performance Food Group Co.FR_71377A103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069914 | Zions Bancorp NAFR_989701107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069914 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000069914 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000069914 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000069914 | SectorProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069914 | SectorMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069914 | SectorElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069914 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069914 | SectorConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069914 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069914 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069914 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000069914 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000069914 | SectorElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000128764 | Coherent Corp.FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000128764 | Hubbell, Inc.FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128764 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128764 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000128764 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000128764 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000128764 | Reinsurance Group of America, Inc.FR_759351604
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000128764 | Embraer SA, ADRFR_29082A107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000128764 | Performance Food Group Co.FR_71377A103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000128764 | Zions Bancorp NAFR_989701107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000128764 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000128764 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000128764 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000128764 | SectorProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000128764 | SectorMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128764 | SectorElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128764 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000128764 | SectorConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000128764 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128764 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000128764 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000128764 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000128764 | SectorElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000069915 | Coherent Corp.FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000069915 | Hubbell, Inc.FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069915 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069915 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069915 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069915 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069915 | Reinsurance Group of America, Inc.FR_759351604
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069915 | Embraer SA, ADRFR_29082A107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069915 | Performance Food Group Co.FR_71377A103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069915 | Zions Bancorp NAFR_989701107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069915 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000069915 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000069915 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000069915 | SectorProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069915 | SectorMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069915 | SectorElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069915 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069915 | SectorConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069915 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069915 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069915 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000069915 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000069915 | SectorElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.70%